Condensed consolidated statements of cash flows - additional details	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Condensed consolidated statements of cash flows - additional details	Condensed consolidated statements of cash flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statement of Cash Flows.
9.1     Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2021	2020

Property, plant & equipment	160	142
Right-of-use assets	42	38
Intangible assets	328	602
Financial assets	1	(3)
Other non-current assets	(1)	—
Total	530	779
9.2     Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2021	2020

(Increase) in inventories	(184)	(192)
(Increase)/decrease in trade receivables	(117)	185
Increase/(decrease) in trade payables	23	(71)
Net change in other operating assets	20	77
Net change in other operating liabilities	(18)	(152)
Total	(276)	(153)